N-4	Apr. 28, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account
Entity Central Index Key	0000768609
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
MultiOption Momentum
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes, if you surrender your Contract during the first five Contract Years or during the first five years following a Purchase Payment, we will assess a deferred sales charge of up to 8%. For example, assuming a
Contract Value of $100,000, you could pay a surrender charge of up to
$8,000. This loss will be greater if you have to pay taxes or tax penalties.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to 8%
may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first five Contract Years, you could pay a sales charge of up to $8,000 on a $100,000 investment.

Are There Transaction Charges?	Yes, in addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
●Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
●There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
Are There Ongoing Fees and Expenses?
Yes, the table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract fee during the accumulation phase	Minimum[1] 0.80% (as a percentage of net asset value of the Variable Annuity Account)	Maximum 0.90% (as a percentage of net asset value of the Variable Annuity Account)
	Investment Options (Portfolio Company Fees and Expenses)	0.34% (as a percentage of Portfolio assets)	1.76% (as a percentage of Portfolio assets)
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.15% (as a percentage of the Return of Purchase Payments Death Benefit for ages 0-70 at issue)	0.90% (as a percentage of the Premier Protector Death Benefit value)

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,162	Highest Annual Cost: $3,409
Assumes:	Assumes:
●Investment of $100,000	●Investment of $100,000
●5% annual appreciation	●5% annual appreciation
●Least expensive combination of Contract Classes and Portfolio Company fees and expenses	●Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
●No optional benefits	●No sales charges
●No sales charges	●No additional purchase payments, transfers or withdrawals
●No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes, if you surrender your Contract during the first five Contract Years or during the first five years following a Purchase Payment, we will assess a deferred sales charge of up to 8%. For example, assuming a
Contract Value of $100,000, you could pay a surrender charge of up to
$8,000. This loss will be greater if you have to pay taxes or tax penalties.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to 8%
may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first five Contract Years, you could pay a sales charge of up to $8,000 on a $100,000 investment.

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Are There Transaction Charges?	Yes, in addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
●Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
●There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes, the table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract fee during the accumulation phase	Minimum[1] 0.80% (as a percentage of net asset value of the Variable Annuity Account)	Maximum 0.90% (as a percentage of net asset value of the Variable Annuity Account)
	Investment Options (Portfolio Company Fees and Expenses)	0.34% (as a percentage of Portfolio assets)	1.76% (as a percentage of Portfolio assets)
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.15% (as a percentage of the Return of Purchase Payments Death Benefit for ages 0-70 at issue)	0.90% (as a percentage of the Premier Protector Death Benefit value)

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,162	Highest Annual Cost: $3,409
Assumes:	Assumes:
●Investment of $100,000	●Investment of $100,000
●5% annual appreciation	●5% annual appreciation
●Least expensive combination of Contract Classes and Portfolio Company fees and expenses	●Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
●No optional benefits	●No sales charges
●No sales charges	●No additional purchase payments, transfers or withdrawals
●No additional purchase payments, transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.80%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.90%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.34%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.76%
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.90%
Base Contract (N-4) Footnotes [Text Block]	(1) The annual Base Contract fees listed herein include the mortality and expense risk charge, administrative charge, and, if applicable, an annual maintenance fee. During the accumulation phase the mortality and expense risk charge percentage is determined by an Owner’s Net Purchase Payments. The Base Contract fee increases to 1.35% during the annuitization phase and includes the mortality and expense risk charge and administrative charge. Please see the “Contract Charges and Fees” section of the Prospectus for more information.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,162	Highest Annual Cost: $3,409
Assumes:	Assumes:
●Investment of $100,000	●Investment of $100,000
●5% annual appreciation	●5% annual appreciation
●Least expensive combination of Contract Classes and Portfolio Company fees and expenses	●Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
●No optional benefits	●No sales charges
●No sales charges	●No additional purchase payments, transfers or withdrawals
●No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,162
Highest Annual Cost [Dollars]	$ 3,409
Risks [Table Text Block]
	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, You have the risk that you can lose money by investing in the Contract.	Principal Risks
Is This a Short-Term Investment?
No, the Contract is not a short-term investment and is not
appropriate for Contract Owners who need ready access to cash.
The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The Contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
Principal Risks
What Are the Risks Associated with the Investment Options
The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA
Fixed Account, Indexed Accounts, or the Fixed Account
(available only after Fixed Annuity Payments have begun) will each have its own unique risks. The Contract Owner should
review these investment options before making an investment in the contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to
Minnesota Life. Obligations (including under the Indexed
Accounts, Fixed Account and DCA Fixed Account) and
guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company. Information about Minnesota Life,
and its financial strength ratings, is available upon request. You may call us at 844-878-2199 for additional information or visit our website at https://www.securian.com/about-us/ratings.
Principal Risks

Investment Restrictions [Text Block]	●Yes, We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently, this fee is waived.●We reserve the right to remove or substitute Portfolio Companies as investment options.
Key Information, Benefit Restrictions [Text Block]	Yes, Withdrawals taken while owning the Premier Protector Death Benefit Option will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal. Additionally, withdrawals taken while owning the Return of Purchase Payments Death Benefit rider will reduce the sum of Purchase Payments on a Pro-rata Basis at the time of the Withdrawal. This method of calculating reductions could reduce the relevant rider benefit values significantly and by substantially more than the actual amount of the withdrawal.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
Investment Professional Compensation [Text Block]	We pay broker-dealers that sell our contracts a commission that is based upon the Purchase Payments submitted to the contract. The amount may vary based on a number of different factors, including the charge structure of the selected contract, the age of the Owner at the time the Purchase Payment generating the commission is paid, and whether Annuity Payments will begin within twelve months of the date the contract is issued.The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our contracts. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the contract over another investment.
Exchanges [Text Block]	Some registered representatives may have a financial incentive to offer you a new contract in place of the one you may already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describe the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract or transfer Contract Value between investment options. State premium taxes may also be deducted. See “Premium Taxes” for more information.Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of Purchase Payments)	None
Deferred Sales Charge ●Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.(as a percentage of each Purchase Payment)
Years Since Purchase Payment
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5 and thereafter	0%

Transfer Fee*
Maximum Charge	$10 *
Current Charge	None
*(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio company fees and expenses).If you choose to purchase an optional benefit, you will pay additional charges, as shown below

Annual Maintenance Fee**	$50
**(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $75,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)Annual Contract Expenses (as a percentage of average account value)
Base Contract Expenses
Base Contract Charges - For Contracts with less than $1,000,000 in Net Purchase Payments during the accumulation phase.	0.90%
Base Contract Charges - For Contracts with $1,000,000 or more in Net Purchase Payments during the accumulation phase	0.80%
Base Contract Charges - For all Contracts during the annuity payment phase	1.35%
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Optional Death Benefit Riders Currently Offered
Premier Protector Death Benefit Charge	0.90%	0.90%	Premier Protector Death Benefit
Return of Purchase Payments Death Benefit Charge
Age at issue 0-70:	0.15%	0.15%	Return of Purchase Payments Death Benefit
Age at issue 71-80	0.40%	0.40%	Return of Purchase Payments Death Benefit
Optional Living Benefit Riders Currently Offered
Enhanced Liquidity Option Charge	0.45%	0.45%	Contract Value
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the contract. A complete list of Portfolio Companies available under the contract, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	1.76%
Example This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses. The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period: ●Base + PPDB●Base + PPDB + Enhanced Liquidity OptionAlthough your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
MultiOption Momentum	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + PPDB	$11,602	$18,035	$23,777	$39,556	$3,602	$11,035	$18,777	$39,556
Minimum Fund Expenses
Base + PPDB	$10,179	$13,761	$16,652	$25,365	$2,179	$6,761	$11,652	$25,365
Maximum Fund Expenses
Base + PPDB + Enhanced Liquidity Option	$4,052	$12,360	$20,940	$43,626	$4,052	$12,360	$20,940	$43,626
Minimum Fund Expenses
Base + PPDB + Enhanced Liquidity Option	$2,635	$8,144	$13,979	$30,120	$2,635	$8,144	$13,979	$30,120
Different fees and expenses not reflected in the examples above apply after Annuity Payments commence. Please see the section entitled “Contract Charges and Fees” for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
Transaction Expenses [Table Text Block]	The first table describe the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract or transfer Contract Value between investment options. State premium taxes may also be deducted. See “Premium Taxes” for more information.Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of Purchase Payments)	None
Deferred Sales Charge ●Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.(as a percentage of each Purchase Payment)
Years Since Purchase Payment
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5 and thereafter	0%

Transfer Fee*
Maximum Charge	$10 *
Current Charge	None
*(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee (of Other Amount), Current [Percent]	0.00%
Transfer Fee, Footnotes [Text Block]	(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio company fees and expenses).If you choose to purchase an optional benefit, you will pay additional charges, as shown below

Annual Maintenance Fee**	$50
**(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $75,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)Annual Contract Expenses (as a percentage of average account value)
Base Contract Expenses
Base Contract Charges - For Contracts with less than $1,000,000 in Net Purchase Payments during the accumulation phase.	0.90%
Base Contract Charges - For Contracts with $1,000,000 or more in Net Purchase Payments during the accumulation phase	0.80%
Base Contract Charges - For all Contracts during the annuity payment phase	1.35%
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Optional Death Benefit Riders Currently Offered
Premier Protector Death Benefit Charge	0.90%	0.90%	Premier Protector Death Benefit
Return of Purchase Payments Death Benefit Charge
Age at issue 0-70:	0.15%	0.15%	Return of Purchase Payments Death Benefit
Age at issue 71-80	0.40%	0.40%	Return of Purchase Payments Death Benefit
Optional Living Benefit Riders Currently Offered
Enhanced Liquidity Option Charge	0.45%	0.45%	Contract Value

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $75,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	1.76%

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Company Operating Expenses(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.34%
Portfolio Company Expenses Maximum [Percent]	1.76%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractThere are risks associated with investing in this contract. The principal risks described below may affect your contract’s performance. You should carefully consider these risks in investing in the contract.Risk of Loss: You may lose a significant amount of money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios.Liquidity and Early Withdrawal Risk: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract.We may postpone payments made under this contract with respect to a Subaccount as permitted by the Securities and Exchange Commission. We may postpone payments originating from values allocated to our General Account as permitted by the applicable state insurance department.Limitations on Access to Contract Value Through Withdrawals: You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 8% and can drastically reduce the amount available to withdraw in early years of the contract.Contract Benefits Risk: There are risks associated with the purchase of optional benefits made available with this contract. Optional benefits are available for a charge, which varies by the optional benefit selected. Charges for optional benefits will reduce the value of your contract.Certain optional benefits have specified limits on the amount that is able to be withdrawn from the contract, and any withdrawal in excess of the limit will reduce the benefit provided by the optional benefit. For optional death benefits, we reserve the right to limit the amount we pay as a death benefit to the contract value if we receive proof of death more than a year after the date of death.Risks Associated with Investment Options: Each investment option, including any of the Variable Annuity Account Sub-Accounts, Indexed Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have been elected) will each have its own unique risks. The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. For Guaranteed Interest Accounts, there is a risk that will we not offer an interest rate in excess of any contractually guaranteed minimums. For Indexed Account options, there is a risk that we will not offer a Cap or Participation Rate in excess of any contractually guaranteed minimums. Insurance Company Risks: The Indexed Accounts, Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.Contract Changes Risk: We reserve certain rights that permit us to change aspects of this contract or impose restrictions on your investment choices. ● We limit the amount of Purchase Payments we will accept without Our prior consent. ● We also reserve the right to assess charges for transfers between investment options. ● We reserve the right to make changes to the investment options available under this contractCybersecurity RisksOur variable annuity product business is highly dependent upon the effective operation of our computer and technology systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, or our intermediaries and other affiliated or third-party service providers, administrators, distributors, and vendors (“Intermediaries”) may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, online service centers or with the Portfolios); impact our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject us and/or our intermediaries to regulatory fines, litigation, and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that we or the Portfolios or our Intermediaries will avoid adverse impacts or losses affecting your contract due to cyber-attacks or information security breaches in the future.Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BenefitsThe following table provides information regarding the benefits available with your contract. The table details: (1) the name of the benefit; (2) its purpose; (3) whether the benefit is standard or optional; (4) the maximum fee associated with the benefit, if applicable; and (5) a brief description of any restrictions or limitations associated with the benefit.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Premier Protector Death Benefit
Provides for a
death benefit equal
to the greater of the
Highest
Anniversary Value,
or the 4% Increase
Value. Death
benefit value may
also be accelerated
in the event the
Owner or
Annuitant, in the
case of non-natural
ownership, meets
eligibility criteria.
		Optional	0.90% (as a percentage of the Premier Protector Death Benefit value)
If you elect the
Premier Protector
Death Benefit, you
may not invest in
the Indexed
Accounts.May not
be elected with the
Return of Purchase
Payments Death
Benefit.Withdrawals
taken while
owning the
Premier Protector
Death Benefit
Option will reduce
the Highest
Anniversary Value
and the 4%
Increase Value on a
Pro-rata Basis at
the time of the
withdrawal. This
method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payments Death Benefit
Provides for a
death benefit equal
to the sum of
Purchase Payments
adjusted on a
Pro-rata Basis for
any amounts
previously
withdrawn. If the
ROPP DB is
greater than the
Contract Value, the
difference will be
paid as an
additional benefit.
		Optional	0.15% for ages 70 and under at issue and 0.40% for ages 71-75 at issue (as a percentage of the Return of Purchase Payments Death Benefit)
May not be elected
with the Premier
Protector Death
Benefit.Withdrawals
taken while
owning the Return
of Purchase
Payments Death
Benefit rider will
reduce the sum of
Purchase Payments
on a Pro-rata Basis
at the time of the
Withdrawal. This
method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Enhanced Liquidity Option	Waives any deferred sales charge on withdrawals or surrender for the life of the rider	Optional	0.45% (as a percentage of the Contract value)	May only be terminated on a date we receive written notice from you, provided such date is after all deferred sales charges in the Contract have expired.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Premier Protector Death Benefit
Provides for a
death benefit equal
to the greater of the
Highest
Anniversary Value,
or the 4% Increase
Value. Death
benefit value may
also be accelerated
in the event the
Owner or
Annuitant, in the
case of non-natural
ownership, meets
eligibility criteria.
		Optional	0.90% (as a percentage of the Premier Protector Death Benefit value)
If you elect the
Premier Protector
Death Benefit, you
may not invest in
the Indexed
Accounts.May not
be elected with the
Return of Purchase
Payments Death
Benefit.Withdrawals
taken while
owning the
Premier Protector
Death Benefit
Option will reduce
the Highest
Anniversary Value
and the 4%
Increase Value on a
Pro-rata Basis at
the time of the
withdrawal. This
method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payments Death Benefit
Provides for a
death benefit equal
to the sum of
Purchase Payments
adjusted on a
Pro-rata Basis for
any amounts
previously
withdrawn. If the
ROPP DB is
greater than the
Contract Value, the
difference will be
paid as an
additional benefit.
		Optional	0.15% for ages 70 and under at issue and 0.40% for ages 71-75 at issue (as a percentage of the Return of Purchase Payments Death Benefit)
May not be elected
with the Premier
Protector Death
Benefit.Withdrawals
taken while
owning the Return
of Purchase
Payments Death
Benefit rider will
reduce the sum of
Purchase Payments
on a Pro-rata Basis
at the time of the
Withdrawal. This
method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Enhanced Liquidity Option	Waives any deferred sales charge on withdrawals or surrender for the life of the rider	Optional	0.45% (as a percentage of the Contract value)	May only be terminated on a date we receive written notice from you, provided such date is after all deferred sales charges in the Contract have expired.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Portfolio Companies Available Under the ContractThe following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance. [1]Current Expenses are each Fund's total annual operating expenses.[2]This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.*This Fund employs a managed volatility strategy. +Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	13.21%	4.74%	5.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco V.I. International Growth Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.25%[2]	15.53%	1.88%	5.34%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.21%	7.83%	7.06%	9.28%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.83%[2]	8.82%	2.19%	3.50%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.84%[2]	11.70%	4.43%	5.46%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
The fund’s investment objective is to provide long-term growth of capital.	Global Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.65%[2]	21.62%	8.23%	12.17%
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.90%[2]	14.64%	0.49%	7.23%
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.72%[2]	26.77%	3.40%	7.00%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.82%[2]	28.29%	5.33%	9.25%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.50%[2]	7.75%	-0.23%	1.70%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.52%[2]	31.11%	8.61%	7.91%
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.47%	12.37%	5.67%	9.17%
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.39%	6.76%	-0.81%	0.00%
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.71%	18.75%	12.23%	11.32%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks long-term growth of capital.	Mid Cap Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.80%	11.49%	9.83%	10.31%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 2 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.91%[2]	7.65%	8.86%	9.81%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund – Class 2 Shares Investment Adviser: Templeton Asset Management Ltd.	1.37%	46.27%	5.46%	10.40%
Goldman Sachs Variable Insurance Trust
Seeks total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares Investment Adviser: Goldman Sachs Asset Management, L.P.	0.96%[2]	9.89%	5.91%	5.77%
Ivy Variable Insurance Portfolios
To seek to provide total return.	Nomura VIP Asset Strategy Series – Service Class Shares Investment Adviser: Nomura Management Company	0.77%[2]	16.66%	7.07%	7.84%

To seek to provide total return through a combination of capital appreciation and current income.	Nomura VIP Balanced Series – Service Class Shares Investment Adviser: Nomura Management Company	1.03%[2]	11.79%	7.85%	8.38%
To seek to provide capital growth and appreciation.	Nomura VIP Core Equity Series – Service Class Shares Investment Adviser: Nomura Management Company	0.95%[2]	15.30%	13.79%	13.78%
To seek to provide growth of capital.	Nomura VIP Global Growth Series – Service Class Shares Investment Adviser: Nomura Management Company	1.04%[2]	17.93%	9.99%	10.71%
To seek to provide total return through a combination of high current income and capital appreciation.	Nomura VIP High Income Series – Service Class Shares Investment Adviser: Nomura Management Company	0.97%	7.17%	3.73%	5.56%
To seek to provide capital growth and appreciation.	Nomura VIP International Core Equity Series– Service Class Shares Investment Adviser: Nomura Management Company	1.11%[2]	24.17%	7.83%	6.62%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
To seek to provide growth of capital.	Nomura VIP Mid Cap Growth Series – Service Class Shares Investment Adviser: Nomura Management Company	1.10%[2]	1.18%	-0.08%	10.66%
To seek to provide capital growth and appreciation.	Nomura VIP Natural Resources Series – Service Class Shares Investment Adviser: Nomura Management Company	1.12%[2]	37.75%	15.73%	6.94%
To seek to provide growth of capital.	Nomura VIP Science and Technology Series – Service Class Shares Investment Adviser: Nomura Management Company	1.15%	33.36%	13.71%	17.20%
To seek to provide growth of capital.	Nomura VIP Small Cap Growth Series – Service Class Shares Investment Adviser: Nomura Management Company	1.15%[2]	13.39%	2.20%	8.69%
To seek to provide capital appreciation.	Nomura VIP Smid Cap Core Series – Service Class Shares Investment Adviser: Nomura Management Company	1.19%[2]	8.39%	8.07%	9.91%
To seek to provide capital appreciation.	Nomura VIP Value Series – Service Class Shares Investment Adviser: Nomura Management Company	0.98%[2]	9.41%	9.49%	8.92%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Nomura VIP Pathfinder Moderate - Managed Volatility Series – Service Class Shares* Investment Adviser: Nomura Management Company	0.99%[2]	10.72%	5.98%	6.64%
Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series – Service Class Shares* Investment Adviser: Nomura Management Company	1.00%[2]	12.08%	6.87%	7.48%
Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series – Service Class Shares* Investment Adviser: Nomura Management Company	0.98%[2]	9.26%	4.95%	5.83%
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.82%[2]	7.22%	-0.47%	2.07%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	1.08%[2]	6.29%	8.43%	8.40%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.06%	8.97%	-0.42%	9.11%
Lincoln Variable Insurance Products Trust
Seeks capital growth.	LVIP American Century Inflation Protection - Service Class Shares Investment Adviser: Lincoln Financial Investments Corporation Subadviser: American Century Investment Management, Inc.	0.72%[2]	6.33%	0.62%	2.61%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Service Class Investment Adviser: Massachusetts Financial Services Company	1.14%[2]	32.96%	7.02%	9.68%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%[2]	32.90%	4.32%	7.21%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Quality Equity Portfolio – Class S Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	1.12%	13.43%	12.54%	12.66%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.76%	9.03%	3.83%	4.92%
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.95%	9.13%	3.90%	4.81%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	11.65%	5.36%	6.13%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	10.36%	4.74%	5.72%
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.22%[2]	15.07%	5.23%	6.44%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.19%	3.85%	0.93%	2.78%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.76%	5.42%	1.47%	1.69%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.83%	8.78%	-0.08%	2.26%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Putnam Variable Trust
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	1.06%	34.68%	12.49%	8.86%
Seeks capital appreciation.	Putnam VT Large Cap Growth Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.88%	14.34%	13.44%	17.66%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.79%	20.35%	15.38%	13.30%
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.98%	10.69%	7.54%	9.13%
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 2 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.80%	7.40%	-0.47%	2.10%
Seeks to provide growth of capital.	SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Nomura Management Company	0.96%	8.72%	12.03%	15.42%
Seeks to provide growth of capital.	SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Nomura Management Company	1.34%	13.13%	2.17%	10.58%
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.09%	8.16%	5.36%	5.14%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.66%	3.63%	2.75%	1.67%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.57%	6.87%	8.46%	10.08%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.42%	17.29%	13.88%	14.29%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 2 Shares Investment Adviser: Cohen & Steers	1.24%	2.16%	5.21%	4.97%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.01%	11.80%	10.36%	10.38%
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	1.03%	13.89%	11.39%	12.87%
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed OptionsThe following is a list of fixed account options, including Guaranteed Interest Accounts and fixed Indexed Accounts, (collectively, the “Fixed Options”) available under the Contract. We may change the features of the Fixed Options listed below (including the Index and current limits on Index gains for fixed Indexed Accounts), offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain Fixed Options as noted below.See the Principal Risks of Investing in the Contract and Description of the Contract sections of the Prospectus for additional information about the Guaranteed Interest Accounts and Indexed Accounts.
Type of Index	Indexed Accounts	Crediting Period	Minimum Cap or Participation Rate and Maximum Spread
The Barclays All Caps
Trailblazer 5 Index aims to
select a portfolio that has
the highest expected return
without exceeding a
specified level of risk.
Eligible index components
include ETFs that provide
exposure to large, mid and
small capitalization U.S.
stocks and U.S. government
bonds with short, mid and
long-term durations. In
certain circumstances, the
index may also notionally
invest in non-interest
bearing cash. The index
reinvests all dividends paid
by any ETF components.
The Index makes the
following deductions from
the Index level: (1) a fee of
0.5% per year which is
deducted from the Index
level on a daily basis, and
(2) a financing cost equal to
either the 3-month US
dollar LIBOR rate (before
March 24, 2022) or SOFR
plus 0.2616% (March 24,
2022 onwards) on the
notional exposure of the
Index to the ETF
components which is
deducted from the Index
level on a daily basis. These
deductions will be reflected
in the calculation of the
daily index level and will
reduce index performance.
This deduction will cause
the Index to underperform a
direct investment in the
securities comprising the
Index.
	Barclays All Caps Trailblazer 5 Index 1-Year Point-to-Point with Participation Rate	1 Year	10%
	Barclays All Caps Trailblazer 5 Index 1-Year Point-to-Point with 2% Spread and Participation Rate	1 Year	10% (Participation Rate) 2% (Spread)
Type of Index	Indexed Accounts	Crediting Period	Minimum Cap or Participation Rate and Maximum Spread
The S&P 500® Index is a market capitalization- weighted index of 500 common stocks traded on every major U.S. Stock Exchange. This index includes 500 of the top companies in leading industries of the U.S. economy. This Index does not include dividends declared by any of the companies in this Index, which will cause the Index to underperform a direct investment in the securities composing the Index.	S&P 500® Index 1-Year Point-to-Point with Cap	1 Year	1%
Type of Index	Indexed Accounts	Crediting Period	Minimum Cap or Participation Rate and Maximum Spread
The SG Climate Prepared
Index uses the company
Entelligent, Inc’s Smart
Climate® model, which
seeks to predict profitability
and share price
performance under
different climate scenarios.
This model is distilled into
an “E-Score®” that ranks
each company in the S&P
500 by climate risk
preparedness. The index is
designed to provide
synthetic exposure to the
performance of two
underlying indices: one of
which tracks a basket of
stocks and the second tracks
US Treasury bond futures.
The index starts by
excluding certain stocks
based on several criteria and
selecting stocks with the
best E-Scores, representing
the top-rated half of the
remaining investment
universe whose profits are
least at risk from climate
change according to the
model. Then, according to
observed market signals
measuring the change in
interest rates, the index
systematically allocates into
and out of the bond index.
Finally, a daily volatility
control mechanism aims to
protect the index during
periods of market volatility.
In calculating the
performance of the Index,
SG deducts a maintenance
fee of 0.50% per annum on
the level of the Index, and
fixed transaction and
replication costs, each
calculated and deducted on
a daily basis. This deduction
will cause the Index to
underperform a direct
investment in the securities
comprising the Index.
	SG Climate Prepared Index 1-Year Point-to-Point with Participation Rate	1 Year	10%
Type of Index	Indexed Accounts	Crediting Period	Minimum Cap or Participation Rate and Maximum Spread
	SG Climate Prepared Index 1-year Point-to-Point with 2% Spread and Participation Rate	1 Year	10% (Participation Rate) 2% (Spread)
Note, if you elect to add the Premier Protector Death Benefit to your Contract, you may not allocate any funds to the fixed Indexed Accounts. Please see the section of this prospectus entitled “Death Benefits” for more information.
Guaranteed Interest Account	Term	Minimum Guaranteed Interest Rate
Fixed Account*	Not applicable	See Minimum Guaranteed Interest Rate Table Below
Interim Account**	Not applicable	See Minimum Guaranteed Interest Rate Table Below
DCA Fixed Account 6-Month***	6-Month	See Minimum Guaranteed Interest Rate Table Below
DCA Fixed Account 12-Month***	12-Month	See Minimum Guaranteed Interest Rate Table Below
Minimum Guaranteed Interest Rate Table
For Contracts Issued on or After	Minimum Guaranteed Interest Rate
(Prior to) 7/1/2022	1.00%
7/1/2022	2.20%
1/1/2023	2.40%
7/1/2023	2.70%
1/1/2024	2.80%
7/1/2024	3.00%
1/1/2025	2.90%
7/1/2025	2.80%
1/1/2026	2.50%
*The Fixed Account is only used when electing to annuitize the Contract and receive Fixed Annuity Payments or after a death benefit has been accelerated under the Premier Protector Death Benefit. Please see the sections of this prospectus entitled Description of the Contract and Premier Protector Death Benefit for additional information.**The Interim Account is only used for Purchase Payments made on any date after the Contract Date that is not a Contract Anniversary. The Interim Account is not available for allocation of your initial Purchase Payment. Please see the section of the prospectus entitled “Indexed Accounts – Allocation Options” for additional information. ***Only new Purchase Payments may be allocated to the DCA Fixed Account. Please see the section of the prospectus entitled “DCA Fixed Account Option” for additional information.
Fixed Options Available [Table Text Block]
Guaranteed Interest Account	Term	Minimum Guaranteed Interest Rate
Fixed Account*	Not applicable	See Minimum Guaranteed Interest Rate Table Below
Interim Account**	Not applicable	See Minimum Guaranteed Interest Rate Table Below
DCA Fixed Account 6-Month***	6-Month	See Minimum Guaranteed Interest Rate Table Below
DCA Fixed Account 12-Month***	12-Month	See Minimum Guaranteed Interest Rate Table Below
Minimum Guaranteed Interest Rate Table
For Contracts Issued on or After	Minimum Guaranteed Interest Rate
(Prior to) 7/1/2022	1.00%
7/1/2022	2.20%
1/1/2023	2.40%
7/1/2023	2.70%
1/1/2024	2.80%
7/1/2024	3.00%
1/1/2025	2.90%
7/1/2025	2.80%
1/1/2026	2.50%
*The Fixed Account is only used when electing to annuitize the Contract and receive Fixed Annuity Payments or after a death benefit has been accelerated under the Premier Protector Death Benefit. Please see the sections of this prospectus entitled Description of the Contract and Premier Protector Death Benefit for additional information.**The Interim Account is only used for Purchase Payments made on any date after the Contract Date that is not a Contract Anniversary. The Interim Account is not available for allocation of your initial Purchase Payment. Please see the section of the prospectus entitled “Indexed Accounts – Allocation Options” for additional information. ***Only new Purchase Payments may be allocated to the DCA Fixed Account. Please see the section of the prospectus entitled “DCA Fixed Account Option” for additional information.
MultiOption Momentum | Dynamic Asset Allocation Portfolio - Class B Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Portfolio Company Name [Text Block]	Dynamic Asset Allocation Portfolio – Class B Shares
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.25%
MultiOption Momentum | Invesco V.I. International Growth Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
MultiOption Momentum | Invesco V.I. American Value Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	12.01%
MultiOption Momentum | Invesco V.I. Comstock Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	15.14%
Average Annual Total Returns, 10 Years [Percent]	11.67%
MultiOption Momentum | Invesco V.I. Equity and Income Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
MultiOption Momentum | Invesco V.I. Small Cap Equity Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.28%
MultiOption Momentum | Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	10.36%
MultiOption Momentum | Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation and some current income.
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.25%
MultiOption Momentum | Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and preservation of capital.
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.50%
MultiOption Momentum | Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.91%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	9.05%
MultiOption Momentum | Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	5.46%
MultiOption Momentum | Capital World Bond Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	Capital World Bond Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	(2.50%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
MultiOption Momentum | Global Growth Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Global Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
MultiOption Momentum | Global Small Capitalization Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Global Small Capitalization Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	7.23%
MultiOption Momentum | Growth Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Name [Text Block]	Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
MultiOption Momentum | Growth-Income Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	Growth-Income Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
MultiOption Momentum | International Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	International Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	7.00%
MultiOption Momentum | New World Fund® - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	New World Fund® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	9.25%
MultiOption Momentum | U.S. Government Securities Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	U.S. Government Securities Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
MultiOption Momentum | BlackRock International Index V.I. Fund - Class III Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund – Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	31.11%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	7.91%
MultiOption Momentum | BlackRock Small Cap Index V.I. Fund - Class III Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund – Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	9.17%
MultiOption Momentum | Bond Index Portfolio - Service Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Bond Index Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
MultiOption Momentum | Equity-Income Portfolio - Service Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).
Portfolio Company Name [Text Block]	Equity-Income Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	11.32%
MultiOption Momentum | Mid Cap Portfolio - Service Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
MultiOption Momentum | Franklin Small Cap Value VIP Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
MultiOption Momentum | Templeton Developing Markets VIP Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
MultiOption Momentum | Goldman Sachs VIT Trend Driven Allocation Fund - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return while seeking to provide volatility management.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	5.77%
MultiOption Momentum | Nomura VIP Asset Strategy Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide total return.
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
MultiOption Momentum | Nomura VIP Balanced Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Nomura VIP Balanced Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	8.38%
MultiOption Momentum | Nomura VIP Core Equity Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Core Equity Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	13.78%
MultiOption Momentum | Nomura VIP Global Growth Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Nomura VIP Global Growth Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	10.71%
MultiOption Momentum | Nomura VIP High Income Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP High Income Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
MultiOption Momentum | Nomura VIP International Core Equity Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Series– Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	24.17%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	6.62%
MultiOption Momentum | Nomura VIP Mid Cap Growth Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Nomura VIP Mid Cap Growth Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
MultiOption Momentum | Nomura VIP Natural Resources Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Natural Resources Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	37.75%
Average Annual Total Returns, 5 Years [Percent]	15.73%
Average Annual Total Returns, 10 Years [Percent]	6.94%
MultiOption Momentum | Nomura VIP Science and Technology Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Nomura VIP Science and Technology Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.36%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.20%
MultiOption Momentum | Nomura VIP Small Cap Growth Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Growth Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	8.69%
MultiOption Momentum | Nomura VIP Smid Cap Core Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Smid Cap Core Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	9.91%
MultiOption Momentum | Nomura VIP Value Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Value Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	8.92%
MultiOption Momentum | Nomura VIP Pathfinder Moderate - Managed Volatility Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Nomura VIP Pathfinder Moderate - Managed Volatility Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	6.64%
MultiOption Momentum | Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	7.48%
MultiOption Momentum | Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	5.83%
MultiOption Momentum | Janus Henderson Balanced Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
MultiOption Momentum | Janus Henderson Flexible Bond Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
MultiOption Momentum | Janus Henderson Forty Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	15.96%
MultiOption Momentum | Janus Henderson Mid Cap Value Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.40%
MultiOption Momentum | Janus Henderson Overseas Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
MultiOption Momentum | ClearBridge Variable Small Cap Growth Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
MultiOption Momentum | LVIP American Century Inflation Protection - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection - Service Class Shares
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
MultiOption Momentum | MFS® International Intrinsic Value Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
MultiOption Momentum | Emerging Markets Equity Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	32.90%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	7.21%
MultiOption Momentum | Neuberger Berman Quality Equity Portfolio - Class S Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman Quality Equity Portfolio – Class S Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	12.54%
Average Annual Total Returns, 10 Years [Percent]	12.66%
MultiOption Momentum | TOPS® Managed Risk Balanced ETF Portfolio - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	4.92%
MultiOption Momentum | TOPS® Managed Risk Flex ETF Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Flex ETF Portfolio
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	4.81%
MultiOption Momentum | TOPS® Managed Risk Growth ETF Portfolio - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.13%
MultiOption Momentum | TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.72%
MultiOption Momentum | PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	6.44%
MultiOption Momentum | PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.78%
MultiOption Momentum | PIMCO VIT Low Duration Portfolio - Advisor Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
MultiOption Momentum | PIMCO VIT Total Return Portfolio - Advisor Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
MultiOption Momentum | Putnam VT International Value Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Putnam VT International Value Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.86%
MultiOption Momentum | Putnam VT Large Cap Growth Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	17.66%
MultiOption Momentum | Putnam VT Large Cap Value Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
MultiOption Momentum | SFT Balanced Stabilization Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).
Portfolio Company Name [Text Block]	SFT Balanced Stabilization Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	9.13%
MultiOption Momentum | SFT Core Bond Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
Portfolio Company Name [Text Block]	SFT Core Bond Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC (MetWest)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.10%
MultiOption Momentum | SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund)
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	15.42%
MultiOption Momentum | SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	10.58%
MultiOption Momentum | SFT Equity Stabilization Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
Portfolio Company Name [Text Block]	SFT Equity Stabilization Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	5.14%
MultiOption Momentum | SFT Government Money Market Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+
Portfolio Company Name [Text Block]	SFT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	3.63%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.67%
MultiOption Momentum | SFT Index 400 Mid-Cap Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Portfolio Company Name [Text Block]	SFT Index 400 Mid-Cap Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.08%
MultiOption Momentum | SFT Index 500 Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Portfolio Company Name [Text Block]	SFT Index 500 Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	14.29%
MultiOption Momentum | SFT Real Estate Securities Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks above average income and long-term growth of capital.
Portfolio Company Name [Text Block]	SFT Real Estate Securities Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Cohen & Steers
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	2.16%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	4.97%
MultiOption Momentum | SFT T. Rowe Price Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	SFT T. Rowe Price Value Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	10.38%
MultiOption Momentum | SFT Wellington Core Equity Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	SFT Wellington Core Equity Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	11.39%
Average Annual Total Returns, 10 Years [Percent]	12.87%
MultiOption Momentum | T. Rowe Price Health Sciences Portfolio - II Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio – II Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
MultiOption Momentum | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefits Before Annuity Payments Begin If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us.The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the Contract Value on the date we receive due proof of death will be directed into the Guaranteed Interest Accounts, Indexed Accounts and/or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. However, amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:(a)the Contract Value; or (b)the total GMSV for the Indexed Accounts plus the Contract Values of the Variable Sub-Accounts and Guaranteed Interest Accounts; or (c)if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section entitled “Optional Death Benefit Riders” for details of this calculation.) Any remaining amounts in the DCA Fixed Account as of the date we are notified of a death will be transferred to the government money market Sub-Account. Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Sub-Account performance as allocated by the Owner. The beneficiary has the right to allocate or transfer to any available Sub-Account option, subject to the same limitations imposed on the Owner. If there are multiple beneficiaries, all of the beneficiaries must agree to the allocation or transfer. We reserve the right to limit the death benefit to that of the contract in lieu of any other enhanced death benefit value payable if we receive proof of death more than one year after the date of death. Surviving Spouse Option If the entire death benefit is payable to the sole designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse’s death. In addition, if a surviving spouse elects to assume his or her deceased spouse’s contract, there may be an adjustment to the Contract Value in the form of a death benefit. Beneficiary other than the Surviving Spouse If the designated beneficiary is a person other than the Owner’s spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary’s life expectancy only so long as Annuity Payments begin no later than one year after the death, or (2) take the entire value in the contract within five years after death of the Owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the Owner. Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code. Note that changes made in the Setting Every Community Up For Retirement Act of 2019 (“SECURE Act”) may not allow the Beneficiary of a qualified retirement or individual retirement annuity contract to elect to take payments over the Beneficiary's lifetime after the death of the Owner, Annuitant or participant. The SECURE Act changes were effective as of January 1, 2020. See the “Tax Qualified Programs” section of the prospectus for a more detailed discussion of the SECURE Act changes.Payment to the designated beneficiary, other than in a lump sum, may only be elected by the designated beneficiary during the sixty (60) day period following the date we receive due proof of death. Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the Section of this Prospectus entitled “Optional Death Benefit Riders” for details. If death occurs before Annuity Payments begin:
If:	Then:
The Owner dies; and ●there is a surviving Joint Owner; and ●the Annuitant is either living or deceased.	The Joint Owner receives the death benefit
The Owner dies; and ●there is no Joint Owner; and ●the Annuitant is either living or deceased.	The designated beneficiary receives the death benefit
The Owner dies; and ●there is no Joint Owner and ●there is no designated beneficiary (or all of the beneficiaries pre-decease the Owner); and ●the Annuitant is either living or deceased	Owner’s estate receives the death benefit
The Annuitant dies; and ●Owner is living	The Owner may name a new Annuitant
The Annuitant dies; and ●the Owner is not a natural person, such as a trust	The designated beneficiary receives the death benefit
The Annuitant dies; and ●the Owner is not a natural person, such as a trust; and ●there is no designated beneficiary (or all of the beneficiaries pre-decease the Annuitant)	The Owner receives the death benefit
Optional Death Benefit RidersAt the time you purchase your contract, you may elect optional death benefits. You must be 70 years old or less in order to elect Premier Protector DB. You must be 80 years old or less in order to elect ROPP. Once you elect an optional death benefit rider, you may not cancel it. There is a particular charge associated with each optional death benefit. See “Optional Contract Rider Charges” for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial professional before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time. The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.
Optional Death Benefit Riders	Optional Death Benefit Riders it may be Elected With
Premier Protector DB	None
ROPP	None
After the first Contract Anniversary following the effective date of the optional death benefit rider, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or death benefit. This restriction does not apply to Purchase Payments made during the first Contract Year following the effective date of the optional death benefit.
MultiOption Momentum | Premier Protector Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Premier Protector Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 4% Increase Value. Death benefit value may also be accelerated in the event the Owner or Annuitant, in the case of non-natural ownership, meets eligibility criteria.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Brief Restrictions / Limitations [Text Block]	If you elect the Premier Protector Death Benefit, you may not invest in the Indexed Accounts.May not be elected with the Return of Purchase Payments Death Benefit.Withdrawals taken while owning the Premier Protector Death Benefit Option will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal. This method of calculating reductions could reduce the relevant rider benefit values significantly and by substantially more than the actual amount of the withdrawal.
Name of Benefit [Text Block]	Premier Protector Death Benefit
Operation of Benefit [Text Block]	Premier Protector Death Benefit Option The Premier Protector DB death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 4% Increase Value. The death benefit value may be accelerated in the event the Owner or Annuitant, in the case of non-natural ownership, meets the eligibility requirements as described below. Before electing this optional death benefit, you should consider the following:●This death benefit is not long term care or nursing home insurance. ●This death benefit may not be elected if, at the time of application, either Owner (or Annuitant in the case of an Owner who is not a natural person):a)Cannot perform all of the Activities of Daily Living; or b)Is confined to a nursing home or skilled nursing facility. ●The death benefit may not be accelerated during the one year period following contract issue. ●Withdrawals or surrender of Contract Value during the acceleration period will be subject to taxation in the same manner as any other withdrawal. You may wish to consult your tax advisor before electing to accelerate your benefit. Premier Protector Death Benefit Value The value of the Premier Protector Death Benefit is the greater of the (a) Highest Anniversary Value and the (b) the 4% Increase Value. The Highest Anniversary Value and 4% Increase Value will continue to increase until the earlier of the following:(a)the date we receive due proof of death; (b)the date the acceleration period begins; or (c)the Last Increase Date which is the Contract Anniversary on or following the 85th birthday of the oldest Owner or the oldest Annuitant, in the case of an Owner who is not a natural person. The initial Highest Anniversary Value is equal to the Purchase Payments received on the Rider Effective Date. During each Contract Year, prior to and including the Last Increase Date, the Highest Anniversary Value will increase by any Purchase Payments received. On every subsequent Contract Anniversary, prior to and including the Last Increase Date, if the Contract Value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the Contract Value. The initial 4% Increase Value is equal to the Purchase Payments received on the Rider Effective Date. The 4% Increase Value is increased by any additional Purchase Payments received and accumulated for interest at 4% to the Last Increase Date. Any withdrawal and associated charges will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal. We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. Acceleration Feature of Premier Protector DB The Premier Protector DB provides the ability to accelerate the death benefit if the Owner, or the Annuitant if the Owner is not a natural person, meets certain eligibility requirements. In order to be eligible for the accelerated death benefit, the Owner, or the Annuitant if the Owner is not a natural person, must be certified by a licensed health care practitioner as meeting the definition of Chronic Illness or Terminal Illness as described below:—Chronic Illness is a permanent condition where the individual is: ●Unable to perform, without substantial assistance from another person, at least two Activities of Daily Living due to loss of functional capacity; or ●Requires substantial supervision to protect the individual from threats to health and safety due to severe cognitive impairment. —Terminal Illness is a diagnosis expected to result in death within 12 months. Once we receive due proof of benefit eligibility and benefit election, the acceleration period of the Premier Protector DB begins. The acceleration period ends when the Premier Protector DB is terminated. A waiting period of one year starting on the Rider Effective Date along with a 90 day elimination period, that can run concurrently with the waiting period, must be satisfied prior to any accelerated death benefits being paid. The value of the Premier Protector DB will be determined as of the day we receive due proof of benefit eligibility and benefit election. If the date we receive due proof of benefit eligibility and benefit election is not a Valuation Date, the Premier Protector DB will be determined at the next Valuation Date. Any amounts in excess of the Contract Value will be paid as a death benefit adjustment and added to the Contract Value. Once the acceleration feature of the Premier Protector DB is triggered, the Contract Value will be transferred into the Fixed Account. Transfers out of the Fixed Account into Sub-Accounts are not permitted during the acceleration period. Any withdrawals or surrender from the Fixed Account will not be subject to a Deferred Sales Charge. Once acceleration of the Premier Protector DB Benefit is elected, it cannot be cancelled. No additional Purchase Payments may be made and no additional rider charges will be deducted. During the acceleration period the death benefit provided by this rider is the Contract Value, which is the remaining value in the Fixed Account. Premier Protector DB Termination If prior to the acceleration period, the rider will automatically terminate at the earliest of:(a)the date we receive due proof of death of either Owner (or either Annuitant in the case of an Owner who is not a natural person); (b)termination or surrender of the contract; (c)the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; (d)the Contract Value equals zero; or (e)the date of an ownership change or assignment under the contract unless:●the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or ●the assignment is for the purposes of effectuating a 1035 exchange of the contract. If during the acceleration period, the rider will automatically terminate at the earliest of:(a)the date we receive due proof of death of any remaining Owner who satisfied Accelerated Benefit Eligibility; (b)the date we receive due proof of death of either Annuitant in the case of an Owner who is not a natural person; (c)termination or surrender of the contract; (d)the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; (e)the Contract Value equals zero; or (f)the date of an ownership change or assignment under the contract unless:●the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or the assignment is for the purposes of effectuating a 1035 exchange of the contract. See Appendix D for examples of how this option works.
Calculation Method of Benefit [Text Block]	Appendix D — Examples of the Premier Protector Death Benefit RiderBelow are several examples that are designed to help show how the Premier Protector (Premier Protector DB) death benefit option functions. A complete description of this optional contract feature can be found in the Prospectus section “Death Benefits — Optional Death Benefits”. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values. The table below is meant to provide a numeric example of how the Highest Anniversary Value, 4% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	72	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Beginning of Year 2	73	$108,000	—	—	$108,000	$108,000	$104,000	$108,000
Beginning of Year 3	74	$119,000	—	—	$119,000	$119,000	$108,160	$119,000
Beginning of Year 4	75	$125,000	—	—	$125,000	$125,000	$112,486	$125,000
Beginning of Year 5	76	$112,000	—	—	$112,000	$125,000	$116,986	$125,000
Beginning of Year 6	77	$102,000	—	—	$102,000	$125,000	$121,665	$125,000
Beginning of Year 7	78	$121,000	—	—	$121,000	$125,000	$126,532	$126,532
Beginning of Year 8	79	$155,000	—	—	$155,000	$155,000	$131,593	$155,000
Beginning of Year 9	80	$130,000	—	—	$130,000	$155,000	$136,857	$155,000
Beginning of Year 10	81	$140,000	—	—	$140,000	$155,000	$142,331	$155,000
Beginning of Year 11	82	$156,000	—	—	$156,000	$156,000	$148,024	$156,000
Beginning of Year 12	83	$150,000	—	—	$150,000	$156,000	$153,945	$156,000
Beginning of Year 13	84	$165,000	—	—	$165,000	$165,000	$160,103	$165,000
Beginning of Year 14	85	$166,000	—	—	$166,000	$166,000	$166,507	$166,507
Beginning of Year 15	86	$160,000	—	—	$160,000	$166,000	$166,507	$166,507
Beginning of Year 16	87	$170,000	—	—	$170,000	$166,000	$166,507	$166,507
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $108,000 and the Highest Anniversary Value is increased to the current Contract Value. The 4% Increase Value is calculated as the prior 4% Increase Value, accumulated at 4% for a year ($100,000 * 1.04 ^ (365 / 365) = $104,000). The death benefit for this rider is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $108,000. In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $112,000 and since that is less than the current Highest Anniversary Value of $125,000, it remains unchanged. The prior 4% Increase Value is accumulated at 4% ($112,486 * 1.04 ^ (365 / 365) = $116,986). The rider death benefit is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $125,000. In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 85th birthday; the last anniversary at which the Highest Anniversary Value and 4% Increase Value have the potential to increase. Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000. Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000. Initial 4% Increase Value = initial Purchase Payment = $100,000. Initial Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($100,000, $100,000) = $100,000. Example #3 — Subsequent Purchase Payment received during the first Contract Year. If additional Purchase Payments are received prior to age 85, the Highest Anniversary Value and 4% Increase Value will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
After the additional Purchase Payment:Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. 4% Increase Value = 4% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount = $100,000 * (1.04 ^ (6/12)) + $20,000 = $121,980. Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($120,000, $121,980) = $121,980. Example #4 — Highest Anniversary Value increase on Contract Anniversary. On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
Beginning of Year 2	68	$130,000	—	—	$130,000	$130,000	$124,396	$130,000
After the increase:Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000. 4% Increase Value = prior 4% Increase Value accumulated until the beginning of year 2 = $121,980 * (1.04 ^ (6/12)) = $124,396. Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($130,000, $124,396) = $130,000. Example #5 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value and the 4% Increase Value. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
Beginning of Year 2	68	$130,000	—	—	$130,000	$130,000	$124,396	$130,000
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$124,841	$121,825	$124,841
After the withdrawal:Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal – [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 – [$130,000 * $5,000 / $126,000] = $124,841. 4% Increase Value = 4% Increase Value prior to the withdrawal – [4% Increase Value prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $124,396 * (1.04 ^ (6/12)) – [$124,396 * (1.04 ^ (6/12)) * $5,000 / $126,000] = $121,825. Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($124,841, $121,825) = $124,841.
MultiOption Momentum | Return of Purchase Payments Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn. If the ROPP DB is greater than the Contract Value, the difference will be paid as an additional benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	May not be elected with the Premier Protector Death Benefit.Withdrawals taken while owning the Return of Purchase Payments Death Benefit rider will reduce the sum of Purchase Payments on a Pro-rata Basis at the time of the Withdrawal. This method of calculating reductions could reduce the relevant rider benefit values significantly and by substantially more than the actual amount of the withdrawal.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Operation of Benefit [Text Block]	Return of Purchase Payments Death Benefit (ROPP DB) Option The Return of Purchase Payments Death Benefit option provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn. If the ROPP DB is greater than the Contract Value, the difference will be paid as an additional death benefit. The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death at our home office. Any amounts due in excess of the Contract Value will be paid as a death benefit adjustment and directed into the Guaranteed Interest Accounts, Indexed Accounts and Sub-Accounts of the Variable Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated in fulfillment of the death benefit provisions of the contract. If there are values remaining in a DCA Fixed Account option as of the date we are notified of a death, all remaining amounts in the DCA Fixed Account on the date we are notified will be transferred in a lump sum to the government money market Sub-Account. From the date the death benefit adjustment is determined until complete distribution is made, any amount in the Variable Account will remain allocated to the Sub-Accounts and the value will fluctuate with the performance of the Sub-Accounts. This risk is borne by the Beneficiary. We reserve the right to limit the death benefit to that of the base contract in lieu of any other enhanced death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance. This death benefit option will terminate on the earliest of:●the payment of all death benefits available under the Contract or optional death benefit riders; ●termination or surrender of the Contract; ●the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments; ●the Contract Value equals zero; or ●the date of an ownership change or assignment under the Contract unless: (a) the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the Contract.See Appendix E for examples of how this optional death benefit works.
Calculation Method of Benefit [Text Block]	Appendix E — Examples of the Return of Purchase Payments Death Benefit Option Below are several examples that are designed to help show how the Return of Purchase Payments Death Benefit (ROPP DB) option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefit Rider.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values. The table below is meant to provide a numeric example of how the ROPP DB and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	$0	$100,000	—	$100,000	$100,000	$100,000
Beginning of Year 2	68	$106,000	$0	—	$106,000	$100,000	$106,000
Beginning of Year 3	69	$95,000	$0	—	$95,000	$100,000	$100,000
Beginning of Year 4	70	$90,000	$0	—	$90,000	$100,000	$100,000
Beginning of Year 5	71	$108,000	$0	—	$108,000	$100,000	$108,000
Beginning of Year 6	72	$100,000	$0	—	$100,000	$100,000	$100,000
Beginning of Year 7	73	$156,000	$0	—	$156,000	$100,000	$156,000
Beginning of Year 8	74	$160,000	$0	—	$160,000	$100,000	$160,000
Beginning of Year 9	75	$125,000	$0	—	$125,000	$100,000	$125,000
Beginning of Year 10	76	$141,000	$0	—	$141,000	$100,000	$141,000
Beginning of Year 11	77	$160,000	$0	—	$160,000	$100,000	$160,000
Beginning of Year 12	78	$155,000	$0	—	$155,000	$100,000	$155,000
Beginning of Year 13	79	$163,000	$0	—	$163,000	$100,000	$163,000
Beginning of Year 14	80	$140,000	$0	—	$140,000	$100,000	$140,000
Beginning of Year 15	81	$155,000	$0	—	$155,000	$100,000	$155,000
Beginning of Year 16	82	$165,000	$0	—	$165,000	$100,000	$165,000
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000. The death benefit payable is the greater of the ROPP DB and the Contract Value, resulting in a death benefit payable of $106,000. In the example above, the beginning of year 3 illustrates the impact on rider values when the Contract Value decreases below the ROPP DB. The Contract Value has decreased to $95,000. The death benefit payable is the greater of the ROPP DB and Contract Value, resulting in a death benefit payable of $100,000. Example #2 — Initial values. Examples 2 — 4 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000
Base Contract Death Benefit = Contract Value = $100,000. Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals = $100,000. Initial Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($100,000, $100,000) = $100,000. Example #3 — Subsequent Purchase Payment received during the first Contract Year. If additional Purchase Payments are received, the ROPP DB will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$125,000
After the additional Purchase Payment:Base Contract Death Benefit = Contract Value = $125,000. Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals = $120,000. Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($125,000, $120,000) = $125,000. Example #4 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the ROPP DB. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$125,000
Beginning of Year 2	68	$100,000	—	—	$100,000	$120,000	$120,000
Activity 6 months later	68	$115,000	—	$5,000	$110,000	$114,783	$114,783
After the withdrawalBase Contract Death Benefit = Contract Value = $110,000. Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $115,000] = $114,783. Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($110,000, $114,783) = $114,783.
MultiOption Momentum | Enhanced Liquidity Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Liquidity Option
Purpose of Benefit [Text Block]	Waives any deferred sales charge on withdrawals or surrender for the life of the rider
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Brief Restrictions / Limitations [Text Block]	May only be terminated on a date we receive written notice from you, provided such date is after all deferred sales charges in the Contract have expired.
Name of Benefit [Text Block]	Enhanced Liquidity Option
MultiOption Momentum | less than 1000000
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.90%
MultiOption Momentum | one million or more
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.80%
MultiOption Momentum | during the annuity payment phase
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.35%
MultiOption Momentum | Return of Purchase Payments Death Benefit Age at issue 0-70
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
MultiOption Momentum | Return of Purchase Payments Death Benefit Age at issue 71-80
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
MultiOption Momentum | Base + PPDB
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,602
Surrender Expense, 1 Year, Minimum [Dollars]	10,179
Surrender Expense, 3 Years, Maximum [Dollars]	18,035
Surrender Expense, 3 Years, Minimum [Dollars]	13,761
Surrender Expense, 5 Years, Maximum [Dollars]	23,777
Surrender Expense, 5 Years, Minimum [Dollars]	16,652
Surrender Expense, 10 Years, Maximum [Dollars]	39,556
Surrender Expense, 10 Years, Minimum [Dollars]	25,365
Annuitized Expense, 1 Year, Maximum [Dollars]	3,602
Annuitized Expense, 1 Year, Minimum [Dollars]	2,179
Annuitized Expense, 3 Years, Maximum [Dollars]	11,035
Annuitized Expense, 3 Years, Minimum [Dollars]	6,761
Annuitized Expense, 5 Years, Maximum [Dollars]	18,777
Annuitized Expense, 5 Years, Minimum [Dollars]	11,652
Annuitized Expense, 10 Years, Maximum [Dollars]	39,556
Annuitized Expense, 10 Years, Minimum [Dollars]	25,365
No Surrender Expense, 1 Year, Maximum [Dollars]	3,602
No Surrender Expense, 1 Year, Minimum [Dollars]	2,179
No Surrender Expense, 3 Years, Maximum [Dollars]	11,035
No Surrender Expense, 3 Years, Minimum [Dollars]	6,761
No Surrender Expense, 5 Years, Maximum [Dollars]	18,777
No Surrender Expense, 5 Years, Minimum [Dollars]	11,652
No Surrender Expense, 10 Years, Maximum [Dollars]	39,556
No Surrender Expense, 10 Years, Minimum [Dollars]	25,365
MultiOption Momentum | Base + PPDB + Enhanced Liquidity Option
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	4,052
Surrender Expense, 1 Year, Minimum [Dollars]	2,635
Surrender Expense, 3 Years, Maximum [Dollars]	12,360
Surrender Expense, 3 Years, Minimum [Dollars]	8,144
Surrender Expense, 5 Years, Maximum [Dollars]	20,940
Surrender Expense, 5 Years, Minimum [Dollars]	13,979
Surrender Expense, 10 Years, Maximum [Dollars]	43,626
Surrender Expense, 10 Years, Minimum [Dollars]	30,120
Annuitized Expense, 1 Year, Maximum [Dollars]	4,052
Annuitized Expense, 1 Year, Minimum [Dollars]	2,635
Annuitized Expense, 3 Years, Maximum [Dollars]	12,360
Annuitized Expense, 3 Years, Minimum [Dollars]	8,144
Annuitized Expense, 5 Years, Maximum [Dollars]	20,940
Annuitized Expense, 5 Years, Minimum [Dollars]	13,979
Annuitized Expense, 10 Years, Maximum [Dollars]	43,626
Annuitized Expense, 10 Years, Minimum [Dollars]	30,120
No Surrender Expense, 1 Year, Maximum [Dollars]	4,052
No Surrender Expense, 1 Year, Minimum [Dollars]	2,635
No Surrender Expense, 3 Years, Maximum [Dollars]	12,360
No Surrender Expense, 3 Years, Minimum [Dollars]	8,144
No Surrender Expense, 5 Years, Maximum [Dollars]	20,940
No Surrender Expense, 5 Years, Minimum [Dollars]	13,979
No Surrender Expense, 10 Years, Maximum [Dollars]	43,626
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 30,120
MultiOption Momentum | DCA Fixed Account 12 Month
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account 12-Month***
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.50%
MultiOption Momentum | DCA Fixed Account 6 Month
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account 6-Month***
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.50%
MultiOption Momentum | Interim Account
Fixed Option [Line Items]
Fixed Option Available, Name	Interim Account**
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.50%
MultiOption Momentum | Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account*
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.50%
MultiOption Momentum | DCA Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	DCA Fixed Account Option The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new Purchase Payments to the contract — you may not transfer into it from other investment options. Amounts allocated to the DCA Fixed Account will be held in a Fixed Account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a Purchase Payment is allocated to the DCA Fixed Account, a portion of the amount will be systematically transferred over an established period of time (currently either 6 months or 12 months) to Sub-Accounts of the Variable Annuity Account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead. Each month thereafter a portion of the allocated Purchase Payment will be transferred to the designated Sub-Accounts until the DCA Fixed Account has been depleted. In the event you allocate additional Purchase Payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate Purchase Payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you. The DCA Fixed Account is not available with Automatic Purchase Plans. If your allocation plan requires automatic rebalancing, only Contract Value in the variable Sub-Accounts will be rebalanced. If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the Sub-Accounts you elected as of the Valuation Date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market Sub-Account. The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our General Account. To the extent permitted by law we reserve the right at any time to stop accepting new Purchase Payments to the DCA Fixed Account. Below is an example designed to show how transfers from the DCA Fixed Account might work:DCA Fixed Account Example
Transaction Date	Transaction	DCA Fixed Account Before Activity	Purchase Payments Allocated to DCA Fixed Account	Transfer to Selected Sub- Accounts	DCA Fixed Account After Activity
June 1	Purchase Payment	—	20,000.00	—	20,000.00
July 1	Monthly Transfer	20,032.58	—	1,669.38 (=20,032.58/12)	18,363.20
August 1	Monthly Transfer	18,394.11	—	1,672.19 (=18,394.11/11)	16,721.92
August 15	Purchase Payment	16,734.63	10,000.00	—	26,734.63
September 1	Monthly Transfer	26,759.30	—	2,675.93 (=26,759.30/10)	24,083.37
To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, Purchase Payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%. On July 1, one month after the first Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,032.58. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,669.38 ($20,032.58 /12) is transferred into the variable Sub-Accounts you previously selected. On August 1, two months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,394.11. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,672.19 ($18,394.11 /11) is transferred into the variable Sub- Accounts you previously selected. On August 15, the value of the DCA Fixed Account is $16,734.63. An additional Purchase Payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,734.63. Since this additional Purchase Payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers. On September 1, three months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,759.30. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,675.93 ($26,759.30 /10) is transferred into the variable Sub- Accounts you previously selected. This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.
MultiOption Momentum | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes, You have the risk that you can lose money by investing in the Contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss: You may lose a significant amount of money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios.
MultiOption Momentum | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No, the Contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash. The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The Contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
MultiOption Momentum | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, Indexed Accounts, or the Fixed Account (available only after Fixed Annuity Payments have begun) will each have its own unique risks. The Contract Owner should review these investment options before making an investment in the contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Investment Options: Each investment option, including any of the Variable Annuity Account Sub-Accounts, Indexed Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have been elected) will each have its own unique risks. The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. For Guaranteed Interest Accounts, there is a risk that will we not offer an interest rate in excess of any contractually guaranteed minimums. For Indexed Account options, there is a risk that we will not offer a Cap or Participation Rate in excess of any contractually guaranteed minimums.
MultiOption Momentum | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk: There are risks associated with the purchase of optional benefits made available with this contract. Optional benefits are available for a charge, which varies by the optional benefit selected. Charges for optional benefits will reduce the value of your contract.Certain optional benefits have specified limits on the amount that is able to be withdrawn from the contract, and any withdrawal in excess of the limit will reduce the benefit provided by the optional benefit. For optional death benefits, we reserve the right to limit the amount we pay as a death benefit to the contract value if we receive proof of death more than a year after the date of death.
MultiOption Momentum | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the contract is subject to the risks related to Minnesota Life. Obligations (including under the Indexed Accounts, Fixed Account and DCA Fixed Account) and guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company. Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at 844-878-2199 for additional information or visit our website at https://www.securian.com/about-us/ratings.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risks: The Indexed Accounts, Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.
MultiOption Momentum | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk: We reserve certain rights that permit us to change aspects of this contract or impose restrictions on your investment choices. ● We limit the amount of Purchase Payments we will accept without Our prior consent. ● We also reserve the right to assess charges for transfers between investment options. ● We reserve the right to make changes to the investment options available under this contract
MultiOption Momentum | Liquidity and Early Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity and Early Withdrawal Risk: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract.We may postpone payments made under this contract with respect to a Subaccount as permitted by the Securities and Exchange Commission. We may postpone payments originating from values allocated to our General Account as permitted by the applicable state insurance department.
MultiOption Momentum | Limitations on Access to Contract Value Through Withdrawals
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Limitations on Access to Contract Value Through Withdrawals: You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 8% and can drastically reduce the amount available to withdraw in early years of the contract.
MultiOption Momentum | Adverse Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
MultiOption Momentum | Cybersecurity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity RisksOur variable annuity product business is highly dependent upon the effective operation of our computer and technology systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, or our intermediaries and other affiliated or third-party service providers, administrators, distributors, and vendors (“Intermediaries”) may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, online service centers or with the Portfolios); impact our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject us and/or our intermediaries to regulatory fines, litigation, and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that we or the Portfolios or our Intermediaries will avoid adverse impacts or losses affecting your contract due to cyber-attacks or information security breaches in the future.Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.